Shareholder Report, Line Graph (Details) - USD ($)											6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2025
Monetta Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Monetta Fund
Accumulated Value	$ 28,914	$ 22,569	$ 17,190	$ 23,852	$ 20,242	$ 15,642	$ 12,192	$ 12,615	$ 10,584	$ 9,894	$ 33,712
Monetta Young Investor Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Monetta Young Investor Growth Fund
Accumulated Value	31,461	24,650	18,570	25,024	20,366	16,905	12,751	13,464	10,937	9,928	$ 33,266
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,837	27,066	21,432	26,172	20,334	17,175	13,062	13,661	11,213	10,015	$ 35,936
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 33,837	$ 27,066	$ 21,432	$ 26,172	$ 20,334	$ 17,175	$ 13,062	$ 13,661	$ 11,213	$ 10,015	$ 35,936